Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 12,293,649	$ (42,219)	$ 196,727
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	1,552	1,210	1,712
Amortization of operating lease right-of-use asset	96,208
Allowance (recovery) of expected credit losses	90,705	(5,433)	(753)
Change in cash surrender value of investments in life insurance policies			(16,206)
Unrealized losses on digital assets, net	796,529
Unrealized gains on investment in equity securities, net	(15,143,639)
Deferred tax expenses (benefits)	159,132	(8,615)	(3,074)
Changes in operating assets and liabilities:
Accounts receivable	(42,945)	148,038	172,065
Inventories	(4,954,762)	(161,881)	1,153,028
Prepaid expenses	(758,509)	(65,632)	820
Deposits and other current assets	377,979	(16,650)	(206,049)
Operating lease assets	(924,905)
Accounts payable	3,419,299	(216,270)	33,919
Contract liabilities	24,623	(14,530)	(93,097)
Accrued expenses and other current liabilities	243,017	(61,013)	52,191
Income tax payables		(20,000)	68,497
Net cash (used in) provided by operating activities	(4,322,067)	(462,995)	1,359,780
Cash flows from investing activities:
Purchase of property and equipment	(4,798)
Purchase of digital assets	(3,499,472)
Advances of loans receivable	(5,539,546)
Investment in equity securities	(5,954,182)
Net cash used in investing activities	(14,997,998)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to Initial Public Offering (“IPO”), net of issuance cost	9,298,294
Proceeds from issuance of ordinary shares		2,000,000
Payments of offering costs related to Initial Public Offering (“IPO”)	(514,913)	(639,587)
Proceeds from bank borrowings	6,508,298	7,491,926	10,933,910
Repayments of bank borrowings	(7,514,093)	(8,115,481)	(11,010,720)
Proceeds from issuance of convertible debts	10,000,000
Repayments to a related party			(968,862)
Repayments from related parties	7,890	1,229,454
Net cash provided by (used in) financing activities	17,785,476	1,966,312	(1,045,672)
Effect of exchange rate changes on cash and restricted cash	(21,713)	19,472	(689)
Net (decrease) increase in cash and restricted cash	(1,556,302)	1,522,789	313,419
Cash and restricted cash, beginning of the year	3,020,683	1,497,894	1,184,475
Cash and restricted cash, end of the year	1,464,381	3,020,683	1,497,894
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	1,464,381	2,640,484	1,120,122
Restricted cash		380,199	377,772
Total cash and restricted cash	1,464,381	3,020,683	1,497,894
Supplemental disclosures of cash flow information:
Income tax paid (refund)	38,119	38,806	(49,300)
Interest paid	231,259	283,024	336,817
Supplemental disclosure of non-cash investing and financing activities:
Deferred IPO cost charged to additional paid-in capital	2,512,206
Settlement of the sale proceeds of life insurance policies with amount due to a related party		817,470
Settlement of dividend distribution with amount due from a related party			$ 255,410